Annual Total Returns [BarChart] - Dodge & Cox Global Stock Fund - Dodge & Cox Global Stock Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(11.39%)
Annual Return 2012	21.11%
Annual Return 2013	33.17%
Annual Return 2014	6.95%
Annual Return 2015	(8.05%)
Annual Return 2016	17.09%
Annual Return 2017	21.51%
Annual Return 2018	(12.65%)
Annual Return 2019	23.85%
Annual Return 2020	6.02%